Variable Interest Entity	12 Months Ended
Dec. 31, 2025
Variable Interest Entity [Abstract]
Variable interest entity

Note 4 – Variable interest entity

On May 8, 2019, WFOE entered into Contractual Arrangements with Jiangsu Yanggu and its shareholders. The significant terms of these Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result, the Company classifies Jiangsu Yanggu and its subsidiaries as VIEs.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. WFOE is deemed to have a controlling financial interest and is the primary beneficiary of Jiangsu Yanggu and its subsidiaries because it has both of the following characteristics:

(1)	The power to direct activities at Jiangsu Yanggu that most significantly impact such entity’s economic performance; and

(2)	The obligation to absorb losses of, and the right to receive benefits from Jiangsu Yanggu that could potentially be significant to such entity.

Accordingly, the accounts of Jiangsu Yanggu and its subsidiaries are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation.

On January 28, 2021, WFOE entered into an Amended and Restated Equity Pledge Agreement, an Amended and Restated Equity Option Agreement, and an Amended and Restated Voting Rights Proxy and Financial Supporting Agreement (“Amended and Restated VIE Agreements”) with Jiangsu Yanggu and all shareholders of Jiangsu Yanggu in order to amend and restate the Equity Pledge Agreement, Equity Option Agreement, and Voting Rights Proxy and Financial Supporting Agreement originally entered by the parties in May, 2019 (“Original VIE Agreements”). The Amended and Restated VIE Agreements were made principally to reflect a change of the share ownership of Jiangsu Yanggu as a result of the transfer by Mr. Weipeng Liang of his 10% equity interest in Jiangsu Yanggu to Ms. Yuanyuan Xiao on January 28, 2021. Except for the change of the share ownership of Jiangsu Yanggu due to such equity transfer, there are no other changes to the terms of the Original VIE Agreements.

On October 20, 2025, WFOE entered into a Termination Agreement for VIE Agreements with Jiangsu Yanggu due to corporate restructuring. Pursuant to this agreement, Jiangsu Yanggu, the Company’s variable interest entity, transferred all equity interests of its wholly owned subsidiaries, Nanjing Yanqing and Nanjing Yanyu, to WFOE on November 11, 2025. Effective from the date of equity transfer, the Company terminated the Equity Pledge Agreement between WFOE and Jiangsu Yanggu, thereby releasing the pledged shares of Jiangsu Yanggu to its shareholders.

The carrying amounts of the VIEs’ consolidated assets and liabilities are as follows:

	As of December 31,
	2025	2024

Current asset:	$-	$30,360,111
Property and equipment, net	-	8,647,932
Other noncurrent assets	-	950,084
Total assets	-	39,958,127
Total liabilities	-	(2,125,559)
Total net assets	$-	$37,832,568

	As of December 31,
	2025	2024
Current liabilities:
Accounts payable	$-	$1,417,587
Accounts payable – related parties	-	502
Deferred revenue	-	78,427
Other payables and accrued liabilities	-	615,970
Taxes payable	-	13,073
Total liabilities	$-	$2,125,559

The summarized operating results of the VIEs are as follows:

	Years Ended December 31,
	2025	2024	2023

Operating revenues	$659,571	$622,690	$1,580,058
Income (loss) income from operations	$659,397	$(1,156,651)	$(1,381,430)
Net income (loss)	$759,092	$(623,395)	$(923,214)